UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Growth Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2009
(unaudited)

■  CREDIT SUISSE
  LARGE CAP GROWTH FUND

■  CREDIT SUISSE
  MID-CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 2, 2009

Dear Shareholder:

Performance Summary
11/1/08 – 04/30/09

Fund and Benchmark	Performance
Common Class[1]	(2.14)%
Advisor Class[1]	(2.43)%
Class A1,2	(2.25)%
Class B1,2	(2.63)%
Class C1,2	(2.63)%
Russell 1000® Growth Index[3]	(1.52)%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of a beginning recovery

The six-month period ended April 30, 2009, was a hopeful one for equities. April saw an overall rally in the performance of markets across the globe. For instance, the S&P 500 Total Return Index increased by 9.57%, bringing the six month performance to –8.53%.

The Dow Jones Industrial Average increased by 7.56% in April, ending the six-month period at –10.78%. Looking at large caps, the Russell 1000 Growth Index gained 9.60% to return –1.52% for the period.

As of month end, the target Federal Funds rate was being maintained at 0.00% - 0.25%, while the discount rate stood at 0.50%. Additionally, the Consumer Confidence Index was at 39.2 as of April 28, up from 26.9 in March. Further, the labor market continued to weaken, with non-farm payrolls falling by 539,000 jobs in April across nearly all major private-sector industries, while the household unemployment rate rose to 8.9%. Nine out of ten sectors within the S&P 500 posted positive returns, with financials as the biggest winner, gaining 22.17%. In contrast, the health care sector was down 0.89%.

On May 5, 2009, Federal Reserve Chairman Ben S. Bernanke provided a guardedly optimistic assessment of the state of the economy and advised a joint congressional economic committee that the economy appears to be on track for a recovery. On the other hand, this recovery is expected to be slow and unemployment is expected to continue to rise in the near term.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Strategic Review and Outlook: We are maintaining a long-term approach

For the semiannual period ending April 30, 2009, the Fund's shares underperformed the Russell 1000 Growth Index. Sector weightings in consumer staples, consumer cyclicals and transportation contributed positively to performance. Conversely, the main detractors from performance included financials, industrials and basic materials — also all due to sector weightings.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment strategy going forward.

Jordan Low
Portfolio Manager

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(35.05)%	(6.35)%	(4.69)%	5.75%	08/17/87
Advisor Class	(35.35)%	(6.81)%	(5.16)%	4.69%	04/04/91
Class A Without Sales Charge	(35.21)%	(6.58)%	—	(6.37)%	11/30/01
Class A With Maximum Sales Charge	(38.93)%	(7.68)%	—	(7.12)%	11/30/01
Class B Without CDSC	(35.70)%	(7.29)%	—	(7.07)%	11/30/01
Class B With CDSC	(38.26)%	(7.29)%	—	(7.07)%	11/30/01
Class C Without CDSC	(35.70)%	(7.29)%	—	(7.07)%	11/30/01
Class C With CDSC	(36.34)%	(7.29)%	—	(7.07)%	11/30/01

Average Annual Returns as of April 30, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(31.03)%	(4.26)%	(3.83)%	6.21%	08/17/87
Advisor Class	(31.41)%	(4.74)%	(4.32)%	5.24%	04/04/91
Class A Without Sales Charge	(31.16)%	(4.49)%	—	(5.03)%	11/30/01
Class A With Maximum Sales Charge	(35.11)%	(5.62)%	—	(5.79)%	11/30/01
Class B Without CDSC	(31.74)%	(5.21)%	—	(5.75)%	11/30/01
Class B With CDSC	(34.45)%	(5.21)%	—	(5.75)%	11/30/01
Class C Without CDSC	(31.74)%	(5.21)%	—	(5.75)%	11/30/01
Class C With CDSC	(32.41)%	(5.21)%	—	(5.75)%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 2.06% for Common Class shares, 2.56% for Advisor Class shares, 2.31% for Class A shares, 3.06% for Class B shares and 3.06% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Common Class shares, 1.75% for Advisor Class shares, 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (7.90)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (6.50)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.60)%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$978.60	$975.70	$977.50	$973.70	$973.70
Expenses Paid per $1,000*	$6.13	$8.57	$7.35	$11.01	$11.01
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,018.60	$1,016.12	$1,017.36	$1,013.64	$1,013.64
Expenses Paid per $1,000*	$6.26	$8.75	$7.50	$11.23	$11.23
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.25%	1.75%	1.50%	2.25%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 2, 2009

Dear Shareholder:

Performance Summary
11/1/08 – 04/30/09

Fund and Benchmark	Performance
Common Class[1]	(1.90)%
Advisor Class[1]	(2.15)%
Class A1,2	(2.00)%
Class B1,2	(2.33)%
Class C1,2	(2.37)%
Standard & Poor's MidCap 400 Index[3]	(0.19)%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of a beginning recovery

The six-month period ended April 30, 2009, was a hopeful one for equities. April saw an overall rally in the performance of markets across the globe. For instance, the S&P 500 Total Return Index increased by 9.57%, bringing the six month performance to –8.53%.

The Dow Jones Industrial Average increased by 7.56% in April, ending the six-month period at –10.78%. Looking at mid caps, the S&P 400 Midcap Index gained 14.87%, bringing the six month return to –0.19%.

As of month end, the target Federal Funds rate was being maintained at 0.00% - 0.25%, while the discount rate stood at 0.50%. Additionally, the Consumer Confidence Index was at 39.2 as of April 28, up from 26.9 in March. Further, the labor market continued to weaken, with non-farm payrolls falling by 539,000 jobs in April across nearly all major private-sector industries, while the household unemployment rate rose to 8.9%. Nine out of ten sectors within the S&P 500 posted positive returns, with financials as the biggest winner, gaining 22.17%. In contrast, the health care sector was down 0.89%.

On May 5, 2009, Federal Reserve Chairman Ben S. Bernanke provided a guardedly optimistic assessment of the state of the economy and advised a joint congressional economic committee that the economy appears to be on track for a recovery. On the other hand, this recovery is expected to be slow and unemployment is expected to continue to rise in the near term.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Strategic Review and Outlook: We are maintaining a long-term approach

For the semiannual period ending April 30, 2009, the Fund's shares slightly underperformed the Standard & Poor's MidCap 400 Index. The main positive contributors to performance included consumer discretionary (due to stock selection and sector weighting), industrials (due to stock selection, and consumer staples (due to stock selection and sector weighting). Conversely, materials and health care both detracted from performance (both due to stock selection and sector weighting). Stock selection in energy also detracted from performance.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive, long-term investment strategy going forward.

Jordan Low
Portfolio Manager

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(36.38)%	(6.42)%	(2.55)%	6.77%	01/21/88
Advisor Class	(36.69)%	(6.88)%	(3.04)%	4.62%	04/04/91
Class A Without Sales Charge	(36.53)%	(6.64)%	—	(2.85)%	11/30/01
Class A With Maximum Sales Charge	(40.19)%	(7.74)%	—	(3.63)%	11/30/01
Class B Without CDSC	(37.00)%	(7.35)%	—	(6.94)%	02/27/04
Class B With CDSC	(39.51)%	(7.35)%	—	(6.94)%	02/27/04
Class C Without CDSC	(37.11)%	(7.36)%	—	(6.95)%	02/27/04
Class C With CDSC	(37.74)%	(7.36)%	—	(6.95)%	02/27/04

Average Annual Returns as of April 30, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(32.14)%	(2.80)%	(1.23)%	7.42%	01/21/88
Advisor Class	(32.46)%	(3.28)%	(1.72)%	5.38%	04/04/91
Class A Without Sales Charge	(32.27)%	(3.03)%	—	(1.04)%	11/30/01
Class A With Maximum Sales Charge	(36.16)%	(4.17)%	—	(1.82)%	11/30/01
Class B Without CDSC	(32.77)%	(3.76)%	—	(4.38)%	02/27/04
Class B With CDSC	(35.45)%	(3.76)%	—	(4.38)%	02/27/04
Class C Without CDSC	(32.76)%	(3.75)%	—	(4.36)%	02/27/04
Class C With CDSC	(33.43)%	(3.75)%	—	(4.36)%	02/27/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.94% for Common Class shares, 2.44% for Advisor Class shares, 2.20% for Class A shares, 2.94% for Class B shares and 2.89% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.45% for Common Class shares, 1.95% for Advisor Class shares, 1.70% for Class A shares, 2.45% for Class B shares and 2.45% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (7.63)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (6.22)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.34)%.

3  The Standard & Poor's MidCap 400 Index is an unmanaged market weighted index of 400 U.S. stocks selected on the basis of capitalization, liquidity, and industry group representation. It is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$981.00	$978.50	$980.00	$976.70	$976.30
Expenses Paid per $1,000*	$7.12	$9.57	$8.35	$12.01	$12.01
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,017.60	$1,015.12	$1,016.36	$1,012.65	$1,012.65
Expenses Paid per $1,000*	$7.25	$9.74	$8.50	$12.23	$12.23
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.45%	1.95%	1.70%	2.45%	2.45%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Growth Fund
Schedule of Investments
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.5%)
Aerospace & Defense (9.1%)
Alliant Techsystems, Inc.*	100	$7,965
BE Aerospace, Inc.*	900	9,711
General Dynamics Corp.	34,000	1,756,780
Goodrich Corp.	1,200	53,136
Honeywell International, Inc.	9,100	284,011
ITT Corp.	200	8,202
Lockheed Martin Corp.	4,000	314,120
Northrop Grumman Corp.	900	43,515
Raytheon Co.	22,500	1,017,675
Rockwell Collins, Inc.	200	7,670
The Boeing Co.	7,600	304,380
United Technologies Corp.	6,800	332,112
		4,139,277
Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	1,700	90,372
Expeditors International of Washington, Inc.	2,100	72,891
FedEx Corp.	1,000	55,960
United Parcel Service, Inc. Class B	6,900	361,146
UTI Worldwide, Inc.*	900	12,114
		592,483
Airlines (0.0%)
AMR Corp.*	500	2,380
Copa Holdings SA Class A	100	3,065
Delta Air Lines, Inc.*	450	2,776
		8,221
Auto Components (0.3%)
BorgWarner, Inc.	1,000	28,950
Gentex Corp.	1,400	18,718
Johnson Controls, Inc.	200	3,802
The Goodyear Tire & Rubber Co.*	500	5,495
WABCO Holdings, Inc.	3,900	62,361
		119,326
Automobiles (0.0%)
Harley-Davidson, Inc.	100	2,216
Thor Industries, Inc.	100	2,299
		4,515
Beverages (3.3%)
Central European Distribution Corp.*	300	6,720
Hansen Natural Corp.*	700	28,532
PepsiCo, Inc.	15,100	751,376
The Coca-Cola Co.	16,600	714,630
		1,501,258

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology (2.4%)
Amgen, Inc.*	100	$4,847
Biogen Idec, Inc.*	3,500	169,190
BioMarin Pharmaceutical, Inc.*	300	3,858
Celgene Corp.*	5,600	239,232
Genzyme Corp.*	3,200	170,656
Gilead Sciences, Inc.*	11,200	512,960
		1,100,743
Building Products (0.0%)
Lennox International, Inc.	200	6,378
USG Corp.*	100	1,486
		7,864
Capital Markets (2.3%)
Bank of New York Mellon Corp.	100	2,548
BlackRock, Inc.	200	29,304
E*TRADE Financial Corp.*	300	429
Eaton Vance Corp.	1,000	27,370
Federated Investors, Inc. Class B	800	18,304
Franklin Resources, Inc.	3,300	199,584
GLG Partners, Inc.	100	239
Invesco, Ltd.	7,700	113,344
Investment Technology Group, Inc.*	2,800	63,784
Janus Capital Group, Inc.	1,500	15,045
MF Global, Ltd.*	100	610
Morgan Stanley	600	14,184
Northern Trust Corp.	2,000	108,720
SEI Investments Co.	1,300	18,239
State Street Corp.	1,200	40,956
T. Rowe Price Group, Inc.	2,600	100,152
TD Ameritrade Holding Corp.*	2,400	38,184
The Charles Schwab Corp.	9,500	175,560
The Goldman Sachs Group, Inc.	500	64,250
Waddell & Reed Financial, Inc. Class A	800	17,928
		1,048,734
Chemicals (0.8%)
Air Products & Chemicals, Inc.	100	6,590
Airgas, Inc.	200	8,624
Albemarle Corp.	300	8,046
Celanese Corp. Series A	100	2,084
CF Industries Holdings, Inc.	1,500	108,075
FMC Corp.	200	9,746
International Flavors & Fragrances, Inc.	300	9,360
Intrepid Potash, Inc.*	4,100	101,229
Monsanto Co.	100	8,489
Nalco Holding Co.	400	6,528
PPG Industries, Inc.	100	4,405
Praxair, Inc.	100	7,461

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chemicals
Terra Industries, Inc.	1,100	$29,150
The Mosaic Co.	1,800	72,810
		382,597
Commercial Banks (0.0%)
Wells Fargo & Co.	100	2,001
Commercial Services & Supplies (0.2%)
Copart, Inc.*	200	6,278
Corrections Corp. of America*	300	4,239
Republic Services, Inc.	1,400	29,400
The Brink's Co.	400	11,340
Waste Management, Inc.	1,700	45,339
		96,596
Communications Equipment (5.2%)
Ciena Corp.*	300	3,585
Cisco Systems, Inc.*	59,600	1,151,472
CommScope, Inc.*	600	15,060
Corning, Inc.	18,100	264,622
F5 Networks, Inc.*	800	21,816
Harris Corp.	200	6,116
JDS Uniphase Corp.*	400	1,844
Juniper Networks, Inc.*	5,300	114,745
QUALCOMM, Inc.	18,700	791,384
		2,370,644
Computers & Peripherals (8.4%)
Apple Computer, Inc.*	8,900	1,119,887
Dell, Inc.*	18,300	212,646
Diebold, Inc.	500	13,215
EMC Corp.*	17,100	214,263
Hewlett-Packard Co.	8,300	298,634
International Business Machines Corp.	13,900	1,434,619
NCR Corp.*	1,400	14,210
NetApp, Inc.*	3,400	62,220
Seagate Technology	300	2,448
Teradata Corp.*	900	15,048
Western Digital Corp.*	17,500	411,600
		3,798,790
Construction & Engineering (1.7%)
Aecom Technology Corp.*	400	10,292
Fluor Corp.	18,500	700,595
Jacobs Engineering Group, Inc.*	400	15,216
KBR, Inc.	1,400	21,868
Quanta Services, Inc.*	300	6,819
The Shaw Group, Inc.*	800	26,824
		781,614

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Construction Materials (0.1%)
Eagle Materials, Inc.	300	$8,340
Martin Marietta Materials, Inc.	300	25,209
		33,549
Consumer Finance (0.1%)
American Express Co.	100	2,522
SLM Corp.*	4,200	20,286
		22,808
Containers & Packaging (0.1%)
AptarGroup, Inc.	100	3,103
Ball Corp.	100	3,772
Crown Holdings, Inc.*	100	2,205
Greif, Inc. Class A	200	9,054
Owens-Illinois, Inc.*	100	2,439
Packaging Corp. of America	200	3,174
		23,747
Distributors (0.1%)
LKQ Corp.*	1,300	22,074
Diversified Consumer Services (0.1%)
Brink's Home Security Holdings, Inc.*	400	10,632
H&R Block, Inc.	2,500	37,850
Hillenbrand, Inc.	600	10,908
Weight Watchers International, Inc.	100	2,488
		61,878
Diversified Financial Services (0.1%)
MSCI, Inc. Class A*	500	10,495
NYSE Euronext	200	4,634
The NASDAQ OMX Group, Inc.*	900	17,307
		32,436
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	100	2,562
CenturyTel, Inc.	1,900	51,585
Embarq Corp.	300	10,968
FairPoint Communications, Inc.	77	80
Verizon Communications, Inc.	100	3,034
Windstream Corp.	300	2,490
		70,719
Electric Utilities (0.3%)
Duke Energy Corp.	100	1,381
PPL Corp.	4,500	134,595
		135,976

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (0.5%)
AMETEK, Inc.	200	$6,442
Cooper Industries, Ltd. Class A	1,300	42,627
Emerson Electric Co.	100	3,404
First Solar, Inc.*	100	18,729
General Cable Corp.*	300	8,142
Rockwell Automation, Inc.	1,300	41,067
Roper Industries, Inc.	200	9,118
SunPower Corp. Class A*	4,000	109,520
		239,049
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. Class A	100	3,384
Avnet, Inc.*	500	10,945
Dolby Laboratories, Inc. Class A*	1,900	76,247
FLIR Systems, Inc.*	1,400	31,052
Jabil Circuit, Inc.	400	3,240
Molex, Inc.	300	5,001
National Instruments Corp.	500	11,020
Trimble Navigation, Ltd.*	1,200	25,728
		166,617
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	500	11,160
Baker Hughes, Inc.	300	10,674
Cameron International Corp.*	300	7,674
Dresser-Rand Group, Inc.*	800	19,704
ENSCO International, Inc.	15,717	444,477
FMC Technologies, Inc.*	300	10,269
Global Industries, Ltd.*	300	1,941
Halliburton Co.	100	2,022
Key Energy Services, Inc.*	100	439
Nabors Industries, Ltd.*	400	6,084
National-Oilwell Varco, Inc.*	4,200	127,176
Oceaneering International, Inc.*	500	22,785
Oil States International, Inc.*	300	5,670
Patterson-UTI Energy, Inc.	900	11,439
Pride International, Inc.*	1,200	27,240
Rowan Cos., Inc.	1,000	15,610
Schlumberger, Ltd.	100	4,899
Smith International, Inc.	300	7,755
Superior Energy Services, Inc.*	800	15,368
TETRA Technologies, Inc.*	300	1,716
Tidewater, Inc.	2,400	103,800
Unit Corp.*	300	8,187
		866,089
Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	100	4,860
CVS Caremark Corp.	2,300	73,094

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing
Safeway, Inc.	300	$5,925
Sysco Corp.	6,700	156,311
The Kroger Co.	3,500	75,670
Wal-Mart Stores, Inc.	18,300	922,320
Walgreen Co.	100	3,143
Whole Foods Market, Inc.	1,400	29,022
		1,270,345
Food Products (2.8%)
Archer-Daniels-Midland Co.	48,900	1,203,918
Campbell Soup Co.	100	2,572
Dean Foods Co.*	1,000	20,700
Del Monte Foods Co.	5	38
General Mills, Inc.	100	5,069
H.J. Heinz Co.	100	3,442
Kellogg Co.	100	4,211
Kraft Foods, Inc. Class A	100	2,340
McCormick & Co., Inc.	400	11,780
The Hershey Co.	700	25,298
The J.M. Smucker Co.	100	3,940
Tyson Foods, Inc. Class A	100	1,054
		1,284,362
Gas Utilities (0.0%)
Energen Corp.	100	3,612
Health Care Equipment & Supplies (3.6%)
Baxter International, Inc.	6,400	310,400
Becton, Dickinson & Co.	2,900	175,392
Boston Scientific Corp.*	300	2,523
DENTSPLY International, Inc.	200	5,724
Edwards Lifesciences Corp.*	500	31,690
Hologic, Inc.*	1,200	17,832
Hospira, Inc.*	200	6,574
IDEXX Laboratories, Inc.*	600	23,580
Inverness Medical Innovations, Inc.*	300	9,687
Kinetic Concepts, Inc.*	500	12,380
Medtronic, Inc.	26,000	832,000
ResMed, Inc.*	700	26,915
St. Jude Medical, Inc.*	3,500	117,320
Stryker Corp.	300	11,613
Varian Medical Systems, Inc.*	1,200	40,044
Zimmer Holdings, Inc.*	200	8,798
		1,632,472
Health Care Providers & Services (2.8%)
Aetna, Inc.	33,600	739,536
CIGNA Corp.	300	5,913
Community Health Systems, Inc.*	100	2,284

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
Coventry Health Care, Inc.*	100	$1,591
Express Scripts, Inc.*	2,600	166,322
Health Management Associates, Inc. Class A*	500	2,335
Henry Schein, Inc.*	100	4,104
Humana, Inc.*	900	25,902
Lincare Holdings, Inc.*	577	13,923
McKesson Corp.	2,000	74,000
MEDNAX, Inc.*	100	3,590
Omnicare, Inc.	200	5,142
Patterson Cos., Inc.*	300	6,138
Quest Diagnostics, Inc.	1,300	66,729
UnitedHealth Group, Inc.	5,400	127,008
VCA Antech, Inc.*	600	15,012
WellPoint, Inc.*	500	21,380
		1,280,909
Health Care Technology (0.3%)
Cerner Corp.*	2,400	129,120
Hlth Corp.*	54	594
IMS Health, Inc.	100	1,256
		130,970
Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	1,000	17,720
Burger King Holdings, Inc.	100	1,634
Carnival Corp.	400	10,752
Chipotle Mexican Grill, Inc. Class A*	100	8,109
Darden Restaurants, Inc.	500	18,485
International Game Technology	100	1,235
Las Vegas Sands Corp.*	400	3,128
McDonald's Corp.	100	5,329
Orient-Express Hotels, Ltd. Class A	100	647
Panera Bread Co. Class A*	200	11,202
Penn National Gaming, Inc.*	200	6,804
Scientific Games Corp. Class A*	600	10,494
Starbucks Corp.*	300	4,338
Starwood Hotels & Resorts Worldwide, Inc.	100	2,086
Tim Hortons, Inc.	300	7,287
Wynn Resorts, Ltd.*	200	7,846
Yum! Brands, Inc.	100	3,335
		120,431
Household Durables (0.1%)
Garmin, Ltd.	1,600	40,304
Harman International Industries, Inc.	200	3,638
		43,942

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Products (0.1%)
Church & Dwight Co., Inc.	100	$5,441
Clorox Co.	300	16,815
Colgate-Palmolive Co.	100	5,900
Energizer Holdings, Inc.*	100	5,730
Kimberly-Clark Corp.	100	4,914
The Procter & Gamble Co.	100	4,944
		43,744
Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	1,100	8,921
Constellation Energy Group, Inc.	300	7,224
Mirant Corp.*	900	11,457
		27,602
Industrial Conglomerates (1.2%)
3M Co.	8,600	495,360
Carlisle Cos., Inc.	200	4,550
McDermott International, Inc.*	1,300	20,982
Textron, Inc.	800	8,584
		529,476
Insurance (2.3%)
Aflac, Inc.	17,200	496,908
Aon Corp.	8,600	362,920
Axis Capital Holdings, Ltd.	2,400	59,136
Brown & Brown, Inc.	300	5,838
Marsh & McLennan Cos., Inc.	100	2,109
MetLife, Inc.	100	2,975
Prudential Financial, Inc.	500	14,440
The Progressive Corp.*	100	1,528
Transatlantic Holdings, Inc.	100	3,793
Unum Group	6,200	101,308
W.R. Berkley Corp.	200	4,782
		1,055,737
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	3,800	305,976
Priceline.com, Inc.*	400	38,836
		344,812
Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	1,600	35,232
eBay, Inc.*	500	8,235
Google, Inc. Class A*	2,400	950,328
Sohu.com, Inc.*	2,200	114,730
Yahoo!, Inc.*	14,100	201,489
		1,310,014

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Services (6.2%)
Accenture, Ltd. Class A	61,800	$1,818,774
Alliance Data Systems Corp.*	200	8,374
Automatic Data Processing, Inc.	5,300	186,560
Broadridge Financial Solutions, Inc.	16,612	321,442
Cognizant Technology Solutions Corp. Class A*	1,700	42,143
DST Systems, Inc.*	100	3,617
Genpact, Ltd.*	200	1,792
Global Payments, Inc.	400	12,824
Hewitt Associates, Inc. Class A*	900	28,224
Lender Processing Services, Inc.	200	5,732
Metavante Technologies, Inc.*	200	4,718
NeuStar, Inc. Class A*	700	13,307
Paychex, Inc.	3,800	102,638
SAIC, Inc.*	300	5,430
Total System Services, Inc.	1,600	19,952
Visa, Inc. Class A	1,500	97,440
Western Union Co.	8,900	149,075
		2,822,042
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	500	13,330
Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	300	8,295
Covance, Inc.*	100	3,928
Life Technologies Corp.*	1,060	39,538
PerkinElmer, Inc.	500	7,285
Pharmaceutical Product Development, Inc.	1,000	19,610
Thermo Fisher Scientific, Inc.*	1,400	49,112
Waters Corp.*	100	4,417
		132,185
Machinery (1.8%)
AGCO Corp.*	600	14,580
Bucyrus International, Inc.	700	15,197
Caterpillar, Inc.	100	3,558
Cummins, Inc.	2,026	68,884
Danaher Corp.	2,200	128,568
Deere & Co.	100	4,126
Donaldson Co., Inc.	200	6,598
Dover Corp.	1,600	49,248
Eaton Corp.	100	4,380
Flowserve Corp.	3,600	244,440
Graco, Inc.	600	14,154
Harsco Corp.	755	20,800
IDEX Corp.	100	2,525
Illinois Tool Works, Inc.	100	3,280
Ingersoll-Rand Co., Ltd. Class A	407	8,861
John Bean Technologies Corp.	100	1,102

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
Joy Global, Inc.	1,000	$25,500
Kennametal, Inc.	100	2,045
Lincoln Electric Holdings, Inc.	200	8,906
Oshkosh Corp.	500	4,800
Pall Corp.	600	15,846
Parker Hannifin Corp.	700	31,745
The Manitowoc Co., Inc.	3,000	17,850
The Timken Co.	6,300	101,304
The Toro Co.	200	6,076
		804,373
Marine (0.0%)
Kirby Corp.*	500	15,430
Media (1.2%)
Clear Channel Outdoor Holdings, Inc. Class A*	100	384
Comcast Corp. Class A	9,900	153,054
CTC Media, Inc.*	500	3,920
DIRECTV Group, Inc.*	6,700	165,691
DISH Network Corp. Class A*	700	9,275
DreamWorks Animation SKG, Inc. Class A*	800	19,208
Lamar Advertising Co. Class A*	300	5,070
Liberty Global, Inc. Class A*	400	6,596
Liberty Media Corp. - Entertainment Series A*	5,200	126,620
Morningstar, Inc.*	100	3,967
Omnicom Group, Inc.	300	9,441
The Interpublic Group of Cos., Inc.*	1,200	7,512
The McGraw-Hill Cos., Inc.	100	3,015
The Walt Disney Co.	2,300	50,370
Warner Music Group Corp.*	100	538
		564,661
Metals & Mining (0.5%)
AK Steel Holding Corp.	100	1,301
Allegheny Technologies, Inc.	1,000	32,730
Cliffs Natural Resources, Inc.	3,600	83,016
Newmont Mining Corp.	1,500	60,360
Nucor Corp.	200	8,138
Southern Copper Corp.	100	1,857
Steel Dynamics, Inc.	400	4,980
Titanium Metals Corp.	100	679
United States Steel Corp.	1,100	29,205
		222,266
Multi-Utilities (0.4%)
CenterPoint Energy, Inc.	600	6,384
Public Service Enterprise Group, Inc.	5,200	155,168
		161,552

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multiline Retail (0.2%)
Big Lots, Inc.*	800	$22,112
Dollar Tree, Inc.*	900	38,106
Family Dollar Stores, Inc.	100	3,319
Nordstrom, Inc.	1,100	24,893
Target Corp.	100	4,126
		92,556
Office Electronics (0.0%)
Zebra Technologies Corp. Class A*	500	10,625
Oil, Gas & Consumable Fuels (7.8%)
Alpha Natural Resources, Inc.*	3,900	79,872
Arch Coal, Inc.	1,400	19,558
Cabot Oil & Gas Corp.	200	6,038
Chevron Corp.	27,200	1,797,920
CNX Gas Corp.*	200	5,150
CONSOL Energy, Inc.	100	3,128
Denbury Resources, Inc.*	200	3,256
El Paso Corp.	100	690
Enbridge, Inc.	100	3,085
EnCana Corp.	100	4,573
Encore Acquisition Co.*	100	2,919
Exxon Mobil Corp.	11,200	746,704
Foundation Coal Holdings, Inc.	400	6,496
Frontier Oil Corp.	1,000	12,710
Frontline, Ltd.	100	2,013
Holly Corp.	100	2,096
Mariner Energy, Inc.*	600	6,828
Massey Energy Co.	800	12,728
Murphy Oil Corp.	3,200	152,672
Nexen, Inc.	100	1,910
Noble Energy	100	5,675
Occidental Petroleum Corp.	8,200	461,578
Patriot Coal Corp.*	300	1,890
Peabody Energy Corp.	100	2,639
Petro-Canada	300	9,459
Quicksilver Resources, Inc.*	300	2,439
Royal Dutch Shell PLC ADR	3,400	155,312
St. Mary Land & Exploration Co.	200	3,574
Sunoco, Inc.	100	2,651
Tesoro Corp.	500	7,625
The Williams Cos., Inc.	300	4,230
TransCanada Corp.	100	2,497
W&T Offshore, Inc.	300	2,784
Walter Industries, Inc.	100	2,280
Whiting Petroleum Corp.*	100	3,276
XTO Energy, Inc.	100	3,466
		3,541,721

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Personal Products (0.3%)
Avon Products, Inc.	100	$2,276
Bare Escentuals, Inc.*	200	1,852
Herbalife, Ltd.	5,973	118,385
NBTY, Inc.*	200	5,182
The Estee Lauder Cos., Inc. Class A	900	26,910
		154,605
Pharmaceuticals (5.4%)
Abbott Laboratories	15,600	652,860
Allergan, Inc.	100	4,666
Bristol-Myers Squibb Co.	18,200	349,440
Eli Lilly & Co.	100	3,292
Endo Pharmaceuticals Holdings, Inc.*	14,499	239,813
Forest Laboratories, Inc.*	200	4,338
Johnson & Johnson	8,500	445,060
Merck & Co., Inc.	6,200	150,288
Mylan, Inc.*	100	1,325
Perrigo Co.	700	18,144
Schering-Plough Corp.	20,000	460,400
Sepracor, Inc.*	400	5,684
Warner Chilcott, Ltd. Class A*	300	2,937
Watson Pharmaceuticals, Inc.*	4,000	123,760
		2,462,007
Professional Services (0.2%)
Equifax, Inc.	100	2,916
FTI Consulting, Inc.*	300	16,464
IHS, Inc. Class A*	400	16,544
Monster Worldwide, Inc.*	1,200	16,560
Robert Half International, Inc.	700	16,814
The Corporate Executive Board Co.	300	5,184
		74,482
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	200	1,500
The St. Joe Co.*	300	7,464
		8,964
Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	200	13,496
CSX Corp.	4,600	136,114
Hertz Global Holdings, Inc.*	100	680
Landstar System, Inc.	100	3,561
Ryder System, Inc.	100	2,769
Union Pacific Corp.	5,300	260,442
		417,062

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	300	$1,083
Altera Corp.	300	4,893
Analog Devices, Inc.	300	6,384
Applied Materials, Inc.	100	1,221
Atmel Corp.*	900	3,456
Broadcom Corp. Class A*	5,200	120,588
Cree, Inc.*	200	5,478
Integrated Device Technology, Inc.*	700	3,801
Intel Corp.	49,900	787,422
Intersil Corp. Class A	400	4,640
Lam Research Corp.*	500	13,940
LSI Corp.*	1,400	5,376
Marvell Technology Group, Ltd.*	4,900	53,802
MEMC Electronic Materials, Inc.*	1,000	16,200
Microchip Technology, Inc.	100	2,300
Micron Technology, Inc.*	300	1,464
National Semiconductor Corp.	100	1,237
Novellus Systems, Inc.*	300	5,418
NVIDIA Corp.*	100	1,148
Silicon Laboratories, Inc.*	400	13,304
Teradyne, Inc.*	400	2,376
Texas Instruments, Inc.	13,400	242,004
Varian Semiconductor Equipment Associates, Inc.*	700	17,913
Xilinx, Inc.	300	6,132
		1,321,580
Software (6.8%)
Activision Blizzard, Inc.*	500	5,385
Adobe Systems, Inc.*	6,300	172,305
Amdocs, Ltd.*	800	16,744
Autodesk, Inc.*	2,200	43,868
BMC Software, Inc.*	1,100	38,137
Citrix Systems, Inc.*	1,800	51,354
Compuware Corp.*	500	3,740
Electronic Arts, Inc.*	100	2,035
Intuit, Inc.*	3,900	90,207
McAfee, Inc.*	200	7,508
Microsoft Corp.	80,900	1,639,034
Novell, Inc.*	500	1,880
Oracle Corp.	39,300	760,062
Red Hat, Inc.*	1,900	32,813
Salesforce.com, Inc.*	500	21,405
Synopsys, Inc.*	7,000	152,460
VMware, Inc. Class A*	2,200	57,376
		3,096,313

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail (2.0%)
Abercrombie & Fitch Co. Class A	700	$18,942
Advance Auto Parts, Inc.	900	39,375
American Eagle Outfitters, Inc.	400	5,928
AnnTaylor Stores Corp.*	100	739
AutoZone, Inc.*	400	66,556
Bed Bath & Beyond, Inc.*	100	3,042
Best Buy Co., Inc.	4,000	153,520
CarMax, Inc.*	2,200	28,072
Dick's Sporting Goods, Inc.*	400	7,600
GameStop Corp. Class A*	1,600	48,256
Guess?, Inc.	4,600	119,784
Limited Brands, Inc.	1,800	20,556
Lowe's Cos., Inc.	100	2,150
O'Reilly Automotive, Inc.*	400	15,540
PetSmart, Inc.	500	11,440
Ross Stores, Inc.	1,333	50,574
Staples, Inc.	6,000	123,720
The Gap, Inc.	2,600	40,404
The Home Depot, Inc.	100	2,632
The TJX Cos., Inc.	4,300	120,271
Tiffany & Co.	300	8,682
Urban Outfitters, Inc.*	1,100	21,439
		909,222
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.*	200	4,900
NIKE, Inc. Class B	100	5,247
Phillips-Van Heusen Corp.	400	11,612
Polo Ralph Lauren Corp.	500	26,920
		48,679
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	1,200	15,072
Tobacco (2.4%)
Altria Group, Inc.	15,800	258,014
Lorillard, Inc.	900	56,817
Philip Morris International, Inc.	21,200	767,440
		1,082,271
Trading Companies & Distributors (0.1%)
Fastenal Co.	1,100	42,196
MSC Industrial Direct Co., Inc. Class A	400	16,340
		58,536

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (0.0%)
Clearwire Corp.*	200	$1,108
NII Holdings, Inc.*	600	9,696
		10,804
TOTAL COMMON STOCKS (Cost $43,588,117)		44,748,371
	Par (000)
SHORT-TERM INVESTMENT (1.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/01/09 (Cost $757,000)	$757	757,000
TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $44,345,117)		45,505,371
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(59,831)
NET ASSETS (100.0%)		$45,445,540

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.*	1,200	$95,580
BE Aerospace, Inc.*	23,400	252,486
Herley Industries, Inc.*	500	5,170
		353,236
Airlines (0.1%)
Alaska Air Group, Inc.*	1,433	24,046
JetBlue Airways Corp.*	6,500	32,045
		56,091
Auto Components (0.9%)
ArvinMeritor, Inc.	3,876	4,806
BorgWarner, Inc.	11,900	344,505
Gentex Corp.	20,200	270,074
Lear Corp.*	2,800	2,240
TRW Automotive Holdings Corp.*	8,400	72,408
		694,033
Automobiles (0.4%)
Thor Industries, Inc.	11,700	268,983
Winnebago Industries, Inc.	1,000	8,810
		277,793
Beverages (0.7%)
Coca-Cola Bottling Co. Consolidated	100	5,212
Hansen Natural Corp.*	8,000	326,080
National Beverage Corp.*	400	4,212
PepsiAmericas, Inc.	10,100	248,157
		583,661
Biotechnology (0.6%)
Affymax, Inc.*	200	3,548
Facet Biotech Corp.*	18,260	170,731
Metabolix, Inc.*	800	6,320
OSI Pharmaceuticals, Inc.*	2,100	70,497
United Therapeutics Corp.*	900	56,529
Vertex Pharmaceuticals, Inc.*	6,600	203,412
		511,037
Building Products (0.3%)
Lennox International, Inc.	8,300	264,687
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	1,500	85,275
Apollo Investment Corp.	47,700	228,960
Eaton Vance Corp.	4,400	120,428
Epoch Holding Corp.	400	2,948
Jefferies Group, Inc.	14,900	291,593
Penson Worldwide, Inc.*	700	7,098
Raymond James Financial, Inc.	11,100	174,159

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Capital Markets
SEI Investments Co.	19,200	$269,376
SWS Group, Inc.	1,700	21,743
Waddell & Reed Financial, Inc. Class A	12,290	275,419
		1,476,999
Chemicals (4.3%)
Airgas, Inc.	8,000	344,960
Albemarle Corp.	10,100	270,882
Ashland, Inc.	2,500	54,900
Cabot Corp.	15,800	230,680
Chemtura Corp.	29,700	2,213
Cytec Industries, Inc.	12,249	243,265
FMC Corp.	6,900	336,237
LSB Industries, Inc.*	400	4,792
Minerals Technologies, Inc.	5,800	215,702
NL Industries, Inc.	1,800	21,798
Olin Corp.	17,100	215,460
RPM International, Inc.	18,800	259,816
Sensient Technologies Corp.	9,600	224,448
Terra Industries, Inc.	10,300	272,950
The Lubrizol Corp.	7,700	332,794
The Scotts Miracle-Gro Co. Class A	1,600	54,032
The Valspar Corp.	12,200	292,800
		3,377,729
Commercial Banks (5.0%)
1st Source Corp.	300	5,892
Ames National Corp.	200	4,336
Arrow Financial Corp.	200	5,296
Associated Banc-Corp.	18,810	290,991
BancorpSouth, Inc.	11,700	272,025
Bank of Hawaii Corp.	7,300	256,522
Camden National Corp.	200	5,800
Cathay General Bancorp	10,700	120,054
City National Corp.	7,000	256,200
Commerce Bancshares, Inc.	8,195	271,255
Cullen/Frost Bankers, Inc.	4,700	221,323
First Bancorp, Inc.	200	3,490
FirstMerit Corp.	12,867	249,749
Fulton Financial Corp.	25,200	166,572
International Bancshares Corp.	10,100	136,451
Lakeland Bancorp, Inc.	500	4,255
Lakeland Financial Corp.	300	5,631
MainSource Financial Group, Inc.	800	6,928
PacWest Bancorp	2,100	30,597
Renasant Corp.	400	5,640
Sandy Spring Bancorp, Inc.	400	6,500
Santander BanCorp	700	4,690
SCBT Financial Corp.	300	6,921

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Banks
Simmons First National Corp. Class A	200	$5,186
Southside Bancshares, Inc.	210	4,473
StellarOne Corp.	400	5,148
Sterling Bancorp	600	6,864
Suffolk Bancorp	200	5,120
SVB Financial Group*	10,900	226,284
Synovus Financial Corp.	75,200	242,896
TCF Financial Corp.	4,200	58,422
The Colonial BancGroup, Inc.	20,400	15,504
Trustmark Corp.	11,800	256,532
Union Bankshares Corp.	200	3,418
Univest Corp. of Pennsylvania	200	4,174
Valley National Bancorp	19,500	282,165
Webster Financial Corp.	100	523
Westamerica BanCorporation	4,700	252,061
Wilmington Trust Corp.	16,644	241,504
		3,947,392
Commercial Services & Supplies (2.2%)
Clean Harbors, Inc.*	4,900	245,490
Copart, Inc.*	8,600	269,954
Corrections Corp. of America*	17,700	250,101
Courier Corp.	200	3,136
HNI Corp.	1,600	24,800
Mine Safety Appliances Co.	9,400	231,710
Rollins, Inc.	12,100	217,800
Schawk, Inc.	900	6,471
Standard Parking Corp.*	400	6,096
The Brink's Co.	8,000	226,800
Waste Connections, Inc.*	10,000	257,800
		1,740,158
Communications Equipment (1.6%)
3Com Corp.*	13,300	53,865
ADTRAN, Inc.	11,500	243,225
Anaren, Inc.*	400	5,204
Avocent Corp.*	100	1,444
CommScope, Inc.*	12,000	301,200
F5 Networks, Inc.*	10,500	286,335
Hughes Communications, Inc.*	400	7,668
Ixia*	1,200	6,912
Loral Space & Communications, Inc.*	100	2,335
Oplink Communications, Inc.*	700	7,728
Palm, Inc.*	5,000	52,450
Polycom, Inc.*	14,500	270,280
Unity Wireless Corp.*	712,201	221
		1,238,867

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals (1.2%)
Diebold, Inc.	10,100	$266,943
NCR Corp.*	28,400	288,260
Western Digital Corp.*	17,600	413,952
		969,155
Construction & Engineering (2.3%)
Aecom Technology Corp.*	11,100	285,603
Dycom Industries, Inc.*	700	5,894
Granite Construction, Inc.	6,300	248,535
KBR, Inc.	18,400	287,408
Quanta Services, Inc.*	15,700	356,861
The Shaw Group, Inc.*	10,000	335,300
URS Corp.*	7,800	343,668
		1,863,269
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,500	126,045
Consumer Finance (0.1%)
AmeriCredit Corp.*	5,000	50,850
Containers & Packaging (1.4%)
AptarGroup, Inc.	9,000	279,270
Greif, Inc. Class A	6,000	271,620
Packaging Corp. of America	16,500	261,855
Sonoco Products Co.	11,600	283,156
		1,095,901
Distributors (0.4%)
Core-Mark Holding Co., Inc.*	300	5,751
LKQ Corp.*	17,300	293,754
		299,505
Diversified Consumer Services (2.6%)
Brink's Home Security Holdings, Inc.*	8,800	233,904
Career Education Corp.*	11,300	249,052
Corinthian Colleges, Inc.*	15,700	241,780
DeVry, Inc.	7,000	297,920
ITT Educational Services, Inc.*	1,200	120,924
Matthews International Corp. Class A	7,300	228,636
Regis Corp.	16,100	308,154
Service Corporation International	9,900	44,847
Strayer Education, Inc.	1,700	321,997
		2,047,214
Diversified Financial Services (0.0%)
Asset Acceptance Capital Corp.*	600	4,974
Compass Diversified Holdings	700	6,258
MarketAxess Holdings, Inc.*	700	6,713
		17,945

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Telecommunication Services (0.0%)
Cincinnati Bell, Inc.*	9,300	$25,947
General Communication, Inc. Class A*	900	6,894
Global Crossing, Ltd.*	800	5,808
		38,649
Electric Utilities (2.0%)
Cleco Corp.	11,100	234,099
DPL, Inc.	12,900	289,347
Great Plains Energy, Inc.	17,700	256,119
Hawaiian Electric Industries, Inc.	15,457	240,202
IDACORP, Inc.	9,900	237,303
NV Energy, Inc.	8,600	88,150
Westar Energy, Inc.	15,200	266,456
		1,611,676
Electrical Equipment (1.6%)
AMETEK, Inc.	9,800	315,658
Hubbell, Inc. Class B	2,100	69,720
Roper Industries, Inc.	7,600	346,484
SunPower Corp. Class B*	1,042	26,425
Thomas & Betts Corp.*	8,600	267,632
Vicor Corp.	700	3,759
Woodward Governor Co.	12,600	251,496
		1,281,174
Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	13,700	311,538
Avnet, Inc.*	15,700	343,673
Echelon Corp.*	203	1,616
Electro Scientific Industries, Inc.*	700	6,020
Ingram Micro, Inc. Class A*	20,100	291,852
Itron, Inc.*	1,300	59,800
KEMET Corp.*	10,700	8,560
National Instruments Corp.	11,300	249,052
Tech Data Corp.*	9,400	270,626
Trimble Navigation, Ltd.*	13,600	291,584
Vishay Intertechnology, Inc.*	7,000	41,090
		1,875,411
Energy Equipment & Services (3.0%)
Exterran Holdings, Inc.*	2,300	47,495
FMC Technologies, Inc.*	10,100	345,723
Helmerich & Payne, Inc.	10,100	311,282
Oceaneering International, Inc.*	6,700	305,319
Patterson-UTI Energy, Inc.	20,500	260,555
Pride International, Inc.*	15,100	342,770
Superior Energy Services, Inc.*	14,700	282,387
Tidewater, Inc.	6,600	285,450
Unit Corp.*	8,800	240,152
		2,421,133

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing (0.7%)
BJ's Wholesale Club, Inc.*	8,300	$276,722
Ruddick Corp.	9,700	248,902
Susser Holdings Corp.*	300	4,335
Village Super Market, Inc. Class A	100	3,098
		533,057
Food Products (1.5%)
B&G Foods, Inc. Class A	1,100	6,732
Calavo Growers, Inc.	300	4,263
Corn Products International, Inc.	12,100	289,190
Farmer Brothers Co.	200	3,950
Flowers Foods, Inc.	11,200	258,720
Lancaster Colony Corp.	5,200	227,760
Ralcorp Holdings, Inc.*	2,100	120,036
Smithfield Foods, Inc.*	4,400	38,016
Tootsie Roll Industries, Inc.	9,000	219,150
		1,167,817
Gas Utilities (2.0%)
AGL Resources, Inc.	10,000	311,700
Energen Corp.	8,734	315,472
National Fuel Gas Co.	9,100	297,661
ONEOK, Inc.	3,900	102,063
UGI Corp.	12,800	293,632
WGL Holdings, Inc.	8,100	252,234
		1,572,762
Health Care Equipment & Supplies (4.7%)
Beckman Coulter, Inc.	6,000	315,360
Cyberonics, Inc.*	13,700	181,388
Edwards Lifesciences Corp.*	5,400	342,252
Gen-Probe, Inc.*	5,800	279,328
Hill-Rom Holdings, Inc.	7,200	93,456
Hologic, Inc.*	23,400	347,724
IDEXX Laboratories, Inc.*	7,400	290,820
Immucor, Inc.*	14,600	237,834
IRIS International, Inc.*	500	5,585
Kinetic Concepts, Inc.*	10,500	259,980
Masimo Corp.*	9,100	262,990
ResMed, Inc.*	8,000	307,600
STERIS Corp.	10,800	260,280
Synovis Life Technologies, Inc.*	400	6,072
Teleflex, Inc.	6,300	270,774
Thoratec Corp.*	9,400	273,164
		3,734,607

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services (2.8%)
Community Health Systems, Inc.*	3,400	$77,656
Cross Country Healthcare, Inc.*	1,000	8,810
Health Management Associates, Inc. Class A*	9,600	44,832
Health Net, Inc.*	3,800	54,872
Henry Schein, Inc.*	8,100	332,424
LifePoint Hospitals, Inc.*	10,700	276,595
Lincare Holdings, Inc.*	10,982	264,996
National Research Corp.	100	2,521
Omnicare, Inc.	10,800	277,668
Owens & Minor, Inc.	6,800	235,824
Psychiatric Solutions, Inc.*	2,100	40,719
Universal Health Services, Inc. Class B	6,100	307,440
VCA Antech, Inc.*	11,600	290,232
		2,214,589
Health Care Technology (0.5%)
Cerner Corp.*	6,800	365,840
Vital Images, Inc.*	400	4,052
		369,892
Hotels, Restaurants & Leisure (1.4%)
Bob Evans Farms, Inc.	1,100	26,675
Brinker International, Inc.	3,800	67,336
Chipotle Mexican Grill, Inc. Class A*	3,700	300,033
Churchill Downs, Inc.	200	6,962
Gaylord Entertainment Co.*	200	2,788
International Speedway Corp. Class A	10,000	236,800
Life Time Fitness, Inc.*	1,300	24,388
Panera Bread Co. Class A*	4,400	246,444
Scientific Games Corp. Class A*	2,400	41,976
Sonic Corp.*	300	3,276
The Cheesecake Factory, Inc.*	2,200	38,214
The Steak n Shake Co.*	2,800	32,368
Wendy's/Arby's Group, Inc. Class A	15,600	78,000
		1,105,260
Household Durables (1.1%)
American Greetings Corp. Class A	1,700	13,345
Cavco Industries, Inc.*	200	4,688
M.D.C. Holdings, Inc.	1,300	44,434
Mohawk Industries, Inc.*	6,200	293,322
NVR, Inc.*	300	151,611
The Ryland Group, Inc.	1,600	33,136
Toll Brothers, Inc.*	4,900	99,274
Tupperware Brands Corp.	10,300	257,809
		897,619

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Products (0.6%)
Church & Dwight Co., Inc.	2,600	$141,466
Energizer Holdings, Inc.*	5,600	320,880
		462,346
Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc.*	1,600	28,768
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	11,500	261,625
Insurance (5.3%)
Ambac Financial Group, Inc.	9,000	8,190
American Financial Group, Inc.	13,350	234,693
Arthur J. Gallagher & Co.	12,700	285,496
Baldwin & Lyons, Inc. Class B	200	4,010
Brown & Brown, Inc.	14,800	288,008
Crawford & Co. Class B*	1,000	5,950
Donegal Group, Inc. Class A	300	4,392
Everest Re Group, Ltd.	4,900	365,736
Fidelity National Financial, Inc. Class A	18,600	337,218
First American Corp.	10,700	300,456
Hanover Insurance Group, Inc.	8,049	241,309
HCC Insurance Holdings, Inc.	12,000	287,040
Horace Mann Educators Corp.	20,900	183,502
Mercury General Corp.	7,000	236,460
National Interstate Corp.	300	4,845
Old Republic International Corp.	30,000	281,100
Protective Life Corp.	2,800	23,996
Reinsurance Group of America, Inc.	9,300	295,647
StanCorp Financial Group, Inc.	8,986	246,486
Unitrin, Inc.	13,764	233,988
W.R. Berkley Corp.	13,800	329,958
		4,198,480
Internet & Catalog Retail (0.5%)
Netflix, Inc.*	5,700	258,267
Priceline.com, Inc.*	1,500	145,635
Stamps.com, Inc.*	700	6,552
		410,454
Internet Software & Services (0.4%)
Digital River, Inc.*	7,000	268,940
DivX, Inc.*	1,200	6,156
Internet Brands, Inc. Class A*	700	4,291
Liquidity Services, Inc.*	700	5,271
The Knot, Inc.*	800	7,256
ValueClick, Inc.*	3,300	34,980
Vignette Corp.*	900	7,434
		334,328

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Services (3.6%)
Acxiom Corp.	2,500	$24,125
Alliance Data Systems Corp.*	6,800	284,716
Broadridge Financial Solutions, Inc.	29,312	567,187
Cass Information Systems, Inc.	100	3,373
DST Systems, Inc.*	6,800	245,956
Gartner, Inc.*	2,300	31,073
Global Payments, Inc.	9,000	288,540
Hewitt Associates, Inc. Class A*	3,100	97,216
Lender Processing Services, Inc.	9,800	280,868
ManTech International Corp. Class A*	5,500	199,045
NeuStar, Inc. Class A*	13,100	249,031
RightNow Technologies, Inc.*	900	6,795
SAIC, Inc.*	18,100	327,610
SRA International, Inc. Class A*	14,400	221,616
		2,827,151
Life Sciences Tools & Services (2.5%)
Affymetrix, Inc.*	2,600	12,194
Bio-Rad Laboratories, Inc. Class A*	3,600	250,884
Charles River Laboratories International, Inc.*	10,200	282,030
Covance, Inc.*	7,300	286,744
Mettler-Toledo International, Inc.*	4,700	289,661
Pharmaceutical Product Development, Inc.	14,800	290,228
Techne Corp.	4,900	280,378
Varian, Inc.*	7,900	260,858
		1,952,977
Machinery (6.3%)
AGCO Corp.*	12,300	298,890
American Railcar Industries, Inc.	600	5,472
Bucyrus International, Inc.	12,900	280,059
Crane Co.	11,600	267,844
Donaldson Co., Inc.	9,200	303,508
Federal Signal Corp.	1,813	14,087
Graco, Inc.	10,900	257,131
Graham Corp.	3,900	48,750
Harsco Corp.	10,355	285,280
IDEX Corp.	11,200	282,800
Joy Global, Inc.	12,100	308,550
Kennametal, Inc.	12,200	249,490
Lincoln Electric Holdings, Inc.	6,700	298,351
NACCO Industries, Inc. Class A	200	7,650
Nordson Corp.	7,000	253,960
Omega Flex, Inc.	100	1,546
Oshkosh Corp.	4,400	42,240
Pentair, Inc.	11,400	303,696
SPX Corp.	6,400	295,488
Terex Corp.*	19,500	269,100
The Gorman-Rupp Co.	7,300	155,490

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
The Timken Co.	15,100	$242,808
Trinity Industries, Inc.	18,600	271,746
Wabtec Corp.	7,100	270,794
		5,014,730
Marine (0.3%)
Alexander & Baldwin, Inc.	9,100	242,424
Media (0.8%)
Belo Corp. Class A	6,000	10,200
DreamWorks Animation SKG, Inc. Class A*	11,400	273,714
Entercom Communications Corp. Class A	1,000	1,660
John Wiley & Sons, Inc. Class A	1,500	50,850
Lamar Advertising Co. Class A*	2,800	47,320
Lee Enterprises, Inc.	3,000	1,140
Marvel Entertainment, Inc.*	8,900	265,576
Outdoor Channel Holdings, Inc.*	600	4,488
		654,948
Metals & Mining (1.7%)
Carpenter Technology Corp.	100	2,067
Cliffs Natural Resources, Inc.	13,400	309,004
Commercial Metals Co.	18,100	269,328
Reliance Steel & Aluminum Co.	8,000	281,840
Steel Dynamics, Inc.	22,400	278,880
Worthington Industries, Inc.	16,346	243,555
		1,384,674
Multi-Utilities (2.1%)
Alliant Energy Corp.	12,700	283,972
Black Hills Corp.	11,400	226,632
MDU Resources Group, Inc.	18,200	319,774
NSTAR	10,000	314,100
OGE Energy Corp.	10,800	277,668
PNM Resources, Inc.	700	5,964
Vectren Corp.	12,591	279,142
		1,707,252
Multiline Retail (0.7%)
99 Cents Only Stores*	19,400	208,356
Dollar Tree, Inc.*	7,900	334,486
Saks, Inc.*	5,300	27,613
		570,455
Office Electronics (0.3%)
Zebra Technologies Corp. Class A*	12,000	255,000

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels (3.4%)
APCO Argentina, Inc.	200	$3,814
Arch Coal, Inc.	19,500	272,415
Bill Barrett Corp.*	9,721	252,551
Cimarex Energy Co.	10,200	274,380
Comstock Resources, Inc.*	7,500	258,450
Encore Acquisition Co.*	9,100	265,629
Encore Energy Partners LP	400	6,680
Forest Oil Corp.*	15,500	248,000
Frontier Oil Corp.	17,900	227,509
Mariner Energy, Inc.*	20,600	234,428
Newfield Exploration Co.*	11,200	349,216
Quicksilver Resources, Inc.*	4,200	34,146
Southern Union Co.	16,800	267,288
VAALCO Energy, Inc.*	19	91
		2,694,597
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	3,600	14,652
Schweitzer-Mauduit International, Inc.	94	2,159
		16,811
Personal Products (0.7%)
Alberto-Culver Co.	11,700	260,793
Elizabeth Arden, Inc.*	1,100	9,526
NBTY, Inc.*	10,300	266,873
		537,192
Pharmaceuticals (1.5%)
Endo Pharmaceuticals Holdings, Inc.*	58,303	964,331
Medicis Pharmaceutical Corp. Class A	2,200	35,354
Perrigo Co.	2,900	75,168
Sepracor, Inc.*	4,100	58,261
Valeant Pharmaceuticals International*	3,184	53,364
		1,186,478
Professional Services (1.2%)
FTI Consulting, Inc.*	5,900	323,792
Kforce, Inc.*	700	7,637
Manpower, Inc.	7,700	331,793
Navigant Consulting, Inc.*	100	1,471
Watson Wyatt Worldwide, Inc. Class A	5,400	286,470
		951,163
Real Estate Investment Trusts (3.8%)
Alexandria Real Estate Equities, Inc.	1,500	54,720
AMB Property Corp.	5,500	104,995
Apartment Investment & Management Co. Class A	16	117
BRE Properties, Inc.	2,000	49,140
Camden Property Trust	2,100	56,973

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Corporate Office Properties Trust	2,000	$61,120
Cousins Properties, Inc.	1,600	13,520
Duke Realty Corp.	8,000	78,160
Equity One, Inc.	14,300	212,784
Essex Property Trust, Inc.	1,000	63,490
Federal Realty Investment Trust	2,400	132,480
Highwoods Properties, Inc.	2,400	57,576
Hospitality Properties Trust	20,900	255,816
Liberty Property Trust	11,900	289,646
Mack-Cali Realty Corp.	10,600	284,716
Nationwide Health Properties, Inc.	3,800	93,822
OMEGA Healthcare Investors, Inc.	3,100	48,732
Potlatch Corp.	8,500	249,985
Rayonier, Inc.	8,300	320,546
Realty Income Corp.	12,900	288,057
Regency Centers Corp.	2,800	104,860
SL Green Realty Corp.	2,300	40,618
The Macerich Co.	3,000	52,590
UDR, Inc.	5,412	54,499
Weingarten Realty Investors	3,900	60,606
		3,029,568
Real Estate Management & Development (0.3%)
Consolidated-Tomoka Land Co.	400	13,916
Jones Lang LaSalle, Inc.	7,000	225,890
		239,806
Road & Rail (1.0%)
Con-way, Inc.	10,200	252,756
Kansas City Southern*	3,200	48,800
Landstar System, Inc.	7,300	259,953
Universal Truckload Services, Inc.	200	2,464
Werner Enterprises, Inc.	14,000	228,900
YRC Worldwide, Inc.*	2,200	6,666
		799,539
Semiconductors & Semiconductor Equipment (2.0%)
Actel Corp.*	600	7,422
Atmel Corp.*	16,900	64,896
Cohu, Inc.	800	7,808
Cree, Inc.*	10,600	290,334
Fairchild Semiconductor International, Inc.*	4,800	29,568
Integrated Device Technology, Inc.*	6,500	35,295
International Rectifier Corp.*	14,789	249,638
Intersil Corp. Class A	21,000	243,600
Lam Research Corp.*	12,400	345,712
Pericom Semiconductor Corp.*	800	7,128
RF Micro Devices, Inc.*	10,000	21,100

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Semtech Corp.*	2,233	$32,200
Silicon Laboratories, Inc.*	7,800	259,428
		1,594,129
Software (2.4%)
ACI Worldwide, Inc.*	1,400	24,178
Advent Software, Inc.*	600	19,944
Bottomline Technologies, Inc.*	700	5,495
Cadence Design Systems, Inc.*	10,900	60,822
DemandTec, Inc.*	800	5,776
FactSet Research Systems, Inc.	5,400	289,386
Fair Isaac Corp.	1,800	30,276
Jack Henry & Associates, Inc.	14,100	254,082
Macrovision Solutions Corp.*	12,700	256,794
MSC.Software Corp.*	800	4,912
OPNET Technologies, Inc.*	1,000	8,600
Parametric Technology Corp.*	21,300	237,495
Renaissance Learning, Inc.	400	3,840
Smith Micro Software, Inc.*	900	7,740
Sybase, Inc.*	9,400	319,224
Synopsys, Inc.*	15,500	337,590
Wind River Systems, Inc.*	8,900	65,237
		1,931,391
Specialty Retail (4.1%)
Advance Auto Parts, Inc.	8,200	358,750
Aeropostale, Inc.*	9,000	305,730
American Eagle Outfitters, Inc.	20,100	297,882
AnnTaylor Stores Corp.*	700	5,173
Barnes & Noble, Inc.	9,800	255,976
CarMax, Inc.*	8,300	105,908
Chico's FAS, Inc.*	6,600	50,424
Coldwater Creek, Inc.*	1,800	6,210
Dick's Sporting Goods, Inc.*	13,300	252,700
Foot Locker, Inc.	6,000	71,340
Guess?, Inc.	10,300	268,212
J. Crew Group, Inc.*	1,900	32,699
PetSmart, Inc.	13,100	299,728
Rent-A-Center, Inc.*	12,800	246,400
Ross Stores, Inc.	9,706	368,246
Urban Outfitters, Inc.*	15,900	309,891
Williams-Sonoma, Inc.	3,200	44,800
		3,280,069
Textiles, Apparel & Luxury Goods (1.0%)
FGX International Holdings Ltd.*	500	5,760
Hanesbrands, Inc.*	3,500	57,610
Phillips-Van Heusen Corp.	8,700	252,561
The Timberland Co. Class A*	1,800	29,232

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods
The Warnaco Group, Inc.*	9,000	$259,560
Under Armour, Inc. Class A*	9,483	223,230
Weyco Group, Inc.	200	5,490
		833,443
Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	600	5,274
Astoria Financial Corp.	101	834
BankFinancial Corp.	500	5,350
Berkshire Hills Bancorp, Inc.	200	4,512
Clifton Savings Bancorp, Inc.	300	3,294
ESSA Bancorp, Inc.	400	5,456
First Niagara Financial Group, Inc.	20,027	271,166
Home Federal Bancorp, Inc.	400	4,036
IndyMac Bancorp, Inc.*	100	7
New York Community Bancorp, Inc.	13,100	148,161
NewAlliance Bancshares, Inc.	19,500	251,745
Roma Financial Corp.	300	3,903
The PMI Group, Inc.	3,500	2,205
ViewPoint Financial Group	300	4,668
Washington Federal, Inc.	18,727	243,076
		953,687
Tobacco (0.3%)
Universal Corp.	7,200	217,152
Trading Companies & Distributors (0.7%)
GATX Corp.	8,900	267,979
H&E Equipment Services, Inc.*	800	6,024
MSC Industrial Direct Co., Inc. Class A	6,900	281,865
Rush Enterprises, Inc. Class A*	100	1,316
Textainer Group Holdings Ltd.	700	6,202
United Rentals, Inc.*	2,300	13,938
		577,324
Water Utilities (0.4%)
Aqua America, Inc.	15,300	280,755
Connecticut Water Service, Inc.	200	4,148
Consolidated Water Co., Ltd.	400	5,364
Middlesex Water Co.	300	4,230
		294,497
Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	2,000	25,200
Telephone & Data Systems, Inc.	3,700	106,079
		131,279
TOTAL COMMON STOCKS (Cost $82,278,872)		79,388,950

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
WARRANTS (0.0%)
Communications Equipment (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09*^	79,133	$0
Unity Wireless Corp., strike price $0.22, expires 08/17/09*^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09*^	79,134	0
TOTAL WARRANTS (Cost $0)		0
	Par (000)
SHORT-TERM INVESTMENT (0.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/01/09 (Cost $100,000)	$100	100,000
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $82,378,872)		79,488,950
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(20,094)
NET ASSETS (100.0%)		$79,468,856

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
April 30, 2009 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
Assets
Investments at value, (Cost $44,345,117 and $82,378,872, respectively) (Note 2)	$45,505,371	$79,488,950
Cash	806	270
Receivable for investments sold	4,659,562	1,891,269
Dividend receivable	19,142	52,143
Receivable for fund shares sold	1,368	18,936
Receivable from investment adviser (Note 3)	9,173	—
Prepaid expenses	28,164	30,807
Total Assets	50,223,586	81,482,375
Liabilities
Advisory fee payable (Note 3)	—	19,321
Administrative services fee payable (Note 3)	11,297	25,281
Shareholder servicing/Distribution fee payable (Note 3)	1,239	2,024
Payable for investments purchased	4,632,492	1,710,957
Payable for fund shares redeemed	2,884	69,057
Trustees'/Directors' fee payable	6,262	6,262
Other accrued expenses payable	123,872	180,617
Total Liabilities	4,778,046	2,013,519
Net Assets
Capital stock, $.001 par value (Note 6)	3,717	3,302
Paid-in capital (Note 6)	357,996,018	229,197,164
Undistributed net investment income	254,550	8,322
Accumulated net realized loss on investments, foreign currency transactions and futures contracts	(313,969,000)	(146,850,010)
Net unrealized appreciation (depreciation) from investments and foreign currency translations	1,160,255	(2,889,922)
Net Assets	$45,445,540	$79,468,856
Common Shares
Net assets	$43,742,093	$74,722,118
Shares outstanding	3,570,753	3,089,844
Net asset value, offering price and redemption price per share	$12.25	$24.18
Advisor Shares
Net assets	$837,549	$4,215,375
Shares outstanding	72,751	189,355
Net asset value, offering price and redemption price per share	$11.51	$22.26

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
April 30, 2009 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
A Shares
Net assets	$526,402	$460,921
Shares outstanding	43,736	19,316
Net asset value and redemption price per share	$12.04	$23.86
Maximum offering price per share (net asset value/(1-5.75%))	$12.77	$25.32
B Shares
Net assets	$198,819	$69,651
Shares outstanding	17,472	3,030
Net asset value and offering price per share	$11.38	$22.99
C Shares
Net assets	$140,677	$791
Shares outstanding	12,361	34
Net asset value and offering price per share	$11.38	$23.02

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Six Months Ended April 30, 2009 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
Investment Income (Note 2)
Dividends	$536,300	$1,165,646
Interest	5	10
Securities lending	37	284
Foreign taxes withheld	(8,423)	(13)
Total investment income	527,919	1,165,927
Expenses
Investment advisory fees (Note 3)	107,599	255,214
Administrative services fees (Note 3)	48,229	69,039
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	1,984	9,861
Class A	627	467
Class B	1,014	270
Class C	719	3
Transfer agent fees (Note 3)	97,534	183,351
Custodian fees	74,200	89,060
Registration fees	46,437	44,206
Printing fees (Note 3)	25,213	23,366
Legal fees	19,283	15,544
Audit and tax fees	12,135	14,898
Trustees'/Directors' fees	8,168	8,168
Insurance expense	1,420	2,500
Commitment fees (Note 4)	493	927
Interest expense (Note 4)	220	—
Miscellaneous expense	2,824	2,774
Total expenses	448,099	719,648
Less: fees waived and expenses reimbursed (Note 3)	(174,758)	(180,389)
Net expenses	273,341	539,259
Net investment income	254,578	626,668
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(17,232,209)	(32,394,677)
Net realized gain from foreign currency transactions	10	—
Net change in unrealized appreciation (depreciation) from investments	15,295,213	28,998,138
Net change in unrealized appreciation (depreciation) from foreign currency translations	1	—
Net realized and unrealized loss from investments and foreign currency related items	(1,936,985)	(3,396,539)
Net decrease in net assets resulting from operations	$(1,682,407)	$(2,769,871)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$254,578	$223,002	$626,668	$313,122
Net realized loss from investments and foreign currency transactions	(17,232,199)	(7,438,891)	(32,394,677)	(8,579,946)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	15,295,214	(28,808,883)	28,998,138	(47,759,376)
Net decrease in net assets resulting from operations	(1,682,407)	(36,024,772)	(2,769,871)	(56,026,200)
From Dividends
Dividends from net investment income Common Class shares	(208,055)	(12,298)	(882,625)	—
Advisor Class shares	(4,669)	—	(17,209)	—
Class A shares	(2,558)	—	(1,919)	—
Class B shares	(1,143)	—	(149)	—
Class C shares	(760)	—	(3)	—
Net decrease in net assets resulting from dividends	(217,185)	(12,298)	(901,905)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	934,506	3,339,078	3,162,412	8,104,375
Reinvestment of dividends	207,751	11,938	889,594	—
Net asset value of shares redeemed	(6,152,206)	(25,841,004)	(9,960,367)	(47,718,163)
Net decrease in net assets from capital share transactions	(5,009,949)	(22,489,988)	(5,908,361)	(39,613,788)
Net decrease in net assets	(6,909,541)	(58,527,058)	(9,580,137)	(95,639,988)
Net Assets
Beginning of period	52,355,081	110,882,139	89,048,993	184,688,981
End of period	$45,445,540	$52,355,081	$79,468,856	$89,048,993
Undistributed net investment income	$254,550	$217,157	$8,322	$283,559

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$12.58	$20.32	$17.40	$16.49	$15.26	$14.75
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.07	0.05	0.01	(0.04)	0.01	(0.09)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.34)	(7.79)	2.91	0.97	1.22	0.60
Total from investment operations	(0.27)	(7.74)	2.92	0.93	1.23	0.51
LESS DIVIDENDS
Dividends from net investment income	(0.06)	(0.00)[2]	—	(0.02)	—	—
Net asset value, end of period	$12.25	$12.58	$20.32	$17.40	$16.49	$15.26
Total return[3]	(2.14)%	(38.08)%	16.78%	5.62%	8.06%	3.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$43,742	$50,314	$105,404	$181,077	$291,148	$433,681
Ratio of expenses to average net assets	1.25%[4]	1.24%	1.10%	1.20%	1.17%	1.16%
Ratio of net investment income (loss) to average net assets	1.20%[4]	0.29%	0.04%	(0.24)%	0.09%	(0.57)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[4]	—	—	—	—	—
Portfolio turnover rate	215%	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$11.86	$19.24	$16.56	$15.76	$14.65	$14.24
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.04	(0.03)	(0.08)	(0.12)	(0.04)	(0.16)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.33)	(7.35)	2.76	0.92	1.15	0.57
Total from investment operations	(0.29)	(7.38)	2.68	0.80	1.11	0.41
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—	—
Net asset value, end of period	$11.51	$11.86	$19.24	$16.56	$15.76	$14.65
Total return[2]	(2.43)%	(38.36)%	16.18%	5.08%	7.58%	2.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$838	$988	$3,541	$3,729	$5,334	$14,723
Ratio of expenses to average net assets	1.75%[3]	1.71%	1.60%	1.70%	1.67%	1.66%
Ratio of net investment income (loss) to average net assets	0.73%[3]	(0.19)%	(0.46)%	(0.74)%	(0.41)%	(1.07)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[3]	—	—	—	—	—
Portfolio turnover rate	215%	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$12.38	$20.03	$17.20	$16.33	$15.14	$14.68
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	0.01	(0.04)	(0.08)	(0.00)[2]	(0.12)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.33)	(7.66)	2.87	0.95	1.19	0.58
Total from investment operations	(0.28)	(7.65)	2.83	0.87	1.19	0.46
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—	—
Net asset value, end of period	$12.04	$12.38	$20.03	$17.20	$16.33	$15.14
Total return[3]	(2.25)%	(38.19)%	16.45%	5.33%	7.86%	3.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$526	$606	$1,285	$1,329	$1,585	$2,490
Ratio of expenses to average net assets	1.50%[4]	1.50%	1.35%	1.45%	1.42%	1.41%
Ratio of net investment income (loss) to average net assets	0.96%[4]	0.05%	(0.21)%	(0.49)%	(0.16)%	(0.82)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[4]	—	—	—	—	—
Portfolio turnover rate	215%	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$11.75	$19.16	$16.58	$15.85	$14.82	$14.47
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.12)	(0.17)	(0.20)	(0.16)	(0.23)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.32)	(7.29)	2.75	0.93	1.19	0.58
Total from investment operations	(0.31)	(7.41)	2.58	0.73	1.03	0.35
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—	—
Net asset value, end of period	$11.38	$11.75	$19.16	$16.58	$15.85	$14.82
Total return[2]	(2.63)%	(38.67)%	15.56%	4.61%	6.95%	2.42%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$199	$244	$285	$498	$625	$543
Ratio of expenses to average net assets	2.25%[3]	2.28%	2.10%	2.20%	2.17%	2.16%
Ratio of net investment income (loss) to average net assets	0.21%[3]	(0.73)%	(0.97)%	(1.24)%	(0.91)%	(1.57)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[3]	—	—	—	—	—
Portfolio turnover rate	215%	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$11.75	$19.16	$16.58	$15.85	$14.81	$14.47
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.12)	(0.17)	(0.20)	(0.14)	(0.23)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.32)	(7.29)	2.75	0.93	1.18	0.57
Total from investment operations	(0.31)	(7.41)	2.58	0.73	1.04	0.34
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—	—
Net asset value, end of period	$11.38	$11.75	$19.16	$16.58	$15.85	$14.81
Total return[2]	(2.63)%	(38.67)%	15.56%	4.61%	7.02%	2.35%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$141	$203	$367	$385	$471	$849
Ratio of expenses to average net assets	2.25%[3]	2.26%	2.10%	2.20%	2.17%	2.16%
Ratio of net investment income (loss) to average net assets	0.27%[3]	(0.72)%	(0.96)%	(1.24)%	(0.91)%	(1.57)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[3]	—	—	—	—	—
Portfolio turnover rate	215%	171%	161%	94%	97%	70%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$24.95	$39.24	$33.21	$31.67	$28.04	$26.79
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.19	0.09	(0.07)	(0.19)	(0.27)	(0.30)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.78)	(14.38)	6.10	1.73	3.90	1.55
Total from investment operations	(0.59)	(14.29)	6.03	1.54	3.63	1.25
LESS DIVIDENDS
Dividends from net investment income	(0.18)	—	—	—	—	—
Net asset value, end of period	$24.18	$24.95	$39.24	$33.21	$31.67	$28.04
Total return[2]	(1.90)%	(36.42)%	18.16%	4.86%	12.95%	4.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$74,722	$83,760	$173,327	$228,798	$290,509	$364,298
Ratio of expenses to average net assets	1.45%[3]	1.32%	1.25%	1.35%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	1.75%[3]	0.25%	(0.19)%	(0.56)%	(0.87)%	(1.08)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[3]	—	0.00%[4]	0.03%	—	—
Portfolio turnover rate	249%	208%	278%	69%	79%	106%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$22.84	$36.09	$30.70	$29.42	$26.18	$25.14
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.13	(0.08)	(0.23)	(0.33)	(0.40)	(0.41)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.63)	(13.17)	5.62	1.61	3.64	1.45
Total from investment operations	(0.50)	(13.25)	5.39	1.28	3.24	1.04
LESS DIVIDENDS
Dividends from net investment income	(0.08)	—	—	—	—	—
Net asset value, end of period	$22.26	$22.84	$36.09	$30.70	$29.42	$26.18
Total return[2]	(2.15)%	(36.71)%	17.56%	4.35%	12.38%	4.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,215	$4,844	$10,892	$16,250	$24,851	$26,474
Ratio of expenses to average net assets	1.95%[3]	1.82%	1.75%	1.85%	1.89%	1.90%
Ratio of net investment income (loss) to average net assets	1.28%[3]	(0.25)%	(0.68)%	(1.06)%	(1.37)%	(1.58)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[3]	—	0.01%	0.03%	—	—
Portfolio turnover rate	249%	208%	278%	69%	79%	106%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$24.48	$38.59	$32.73	$31.29	$27.77	$26.60
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.14	0.04	(0.15)	(0.27)	(0.34)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.64)	(14.15)	6.01	1.71	3.86	1.55
Total from investment operations	(0.50)	(14.11)	5.86	1.44	3.52	1.17
LESS DIVIDENDS
Dividends from net investment income	(0.12)	—	—	—	—	—
Net asset value, end of period	$23.86	$24.48	$38.59	$32.73	$31.29	$27.77
Total return[2]	(2.00)%	(36.56)%	17.90%	4.60%	12.68%	4.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$461	$399	$345	$555	$688	$567
Ratio of expenses to average net assets	1.70%[3]	1.54%	1.50%	1.60%	1.64%	1.65%
Ratio of net investment income (loss) to average net assets	1.36%[3]	0.11%	(0.42)%	(0.81)%	(1.12)%	(1.33)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.50%[3]	—	0.01%	0.03%	—	—
Portfolio turnover rate	249%	208%	278%	69%	79%	106%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,				For the Period Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$23.63	$37.54	$32.10	$30.91	$27.64	$29.10
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.03	(0.27)	(0.43)	(0.50)	(0.58)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.59)	(13.64)	5.87	1.69	3.85	(1.08)
Total from investment operations	(0.56)	(13.91)	5.44	1.19	3.27	(1.46)
LESS DIVIDENDS
Dividends from net investment income	(0.08)	—	—	—	—	—
Net asset value, end of period	$22.99	$23.63	$37.54	$32.10	$30.91	$27.64
Total return[3]	(2.33)%	(37.05)%	16.95%	3.85%	11.83%	(5.02)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$70	$45	$124	$80	$55	$7
Ratio of expenses to average net assets	2.45%[4]	2.35%	2.25%	2.35%	2.39%	2.40%[4]
Ratio of net investment income (loss) to average net assets	0.31%[4]	(0.82)%	(1.22)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	—	0.00%[5]	0.03%	—	—
Portfolio turnover rate	249%	208%	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,				For the Period Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004[1]
Per share data
Net asset value, beginning of period	$23.67	$37.59	$32.10	$30.91	$27.67	$29.10
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.08	(0.22)	(0.40)	(0.51)	(0.62)	(0.38)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.65)	(13.70)	5.89	1.70	3.86	(1.05)
Total from investment operations	(0.57)	(13.92)	5.49	1.19	3.24	(1.43)
LESS DIVIDENDS
Dividends from net investment income	(0.08)	—	—	—	—	—
Net asset value, end of period	$23.02	$23.67	$37.59	$32.10	$30.91	$27.67
Total return[3]	(2.37)%	(37.03)%	17.10%	3.85%	11.71%	(4.91)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	2.45%[4]	2.28%	2.16%	2.35%	2.39%	2.40%[4]
Ratio of net investment income (loss) to average net assets	0.76%[4]	(0.68)%	(1.15)%	(1.56)%	(1.87)%	(2.08)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.44%[4]	—	0.00%[5]	0.03%	—	—
Portfolio turnover rate	249%	208%	278%	69%	79%	106%

1  For the period February 27, 2004 (inception date) through October 31, 2004.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth") and Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core was incorporated under the laws of the State of Maryland on November 12, 1987. Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation and Mid-Cap Core seeks maximum capital appreciation.

Large Cap Growth and Mid-Cap Core each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by the Funds to calculate its net asset value may differ from quoted or published prices for the same securities.

Each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2009 in valuing each Fund's investments carried at value:

Large Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$44,748,371	$—
Level 2 – Other Significant Observable Inputs	757,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$45,505,371	$—
Mid-Cap Core
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$79,388,950	$—
Level 2 – Other Significant Observable Inputs	100,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$79,488,950	$—

*Other financial instruments include futures, forwards and swap contracts.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Funds have reviewed their current tax positions and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

by each Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2009, the Funds had no open futures contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Growth and Mid-Cap Core's securities lending arrangements were $49 and $357, respectively, of which $2 and $2, respectively, were rebated to borrowers (brokers). The Funds retained $37 and $284 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $10 and $71, respectively. The Funds may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser to each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Growth of 0.50%, and from Mid-Cap Core of 0.70%.

For the six months ended April 30, 2009, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Fund	Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
Large Cap Growth	$107,599	$(107,599)	$—	$(67,159)
Mid-Cap Core	255,214	(180,389)	74,825	—

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the six months ended April 30, 2009, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$19,368
Mid-Cap Core	32,813

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$28,861
Mid-Cap Core	36,226

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets. Common Class shares of each Fund do not bear distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended April 30, 2009, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$28,736
Mid-Cap Core	91,401

For the six months ended April 30, 2009, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Growth	$589
Mid-Cap Core	2,750

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$11,155
Mid-Cap Core	11,205

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 4. Line of Credit

At April 30, 2009, and during the six months ended April 30, 2009, Mid-Cap Core Fund had no borrowings under the Credit Facility. At April 30, 2009, Large Cap Growth Fund had no borrowings under the Credit Facility. During the six months ended April 30, 2009, Large Cap Growth Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,020,833	0.646%	$2,299,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$95,240,069	$100,461,339
Mid-Cap Core	189,334,623	195,074,173

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation/(depreciation) from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Growth	$44,345,117	$2,601,900	$(1,441,646)	$1,160,254
Mid-Cap Core	82,378,872	7,595,168	(10,485,090)	(2,889,922)

Note 6. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Mid-Cap Core has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	78,471	$861,101	159,396	$2,774,022
Shares issued in reinvestment of dividends	17,810	200,186	605	11,938
Shares redeemed	(524,397)	(5,816,135)	(1,349,326)	(23,359,642)
Net decrease	(428,116)	$(4,754,848)	(1,189,325)	$(20,573,682)
	Advisor Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	3,644	$38,531	8,227	$134,983
Shares issued in reinvestment of dividends	440	4,653	—	—
Shares redeemed	(14,693)	(160,325)	(108,901)	(1,889,233)
Net decrease	(10,609)	$(117,141)	(100,674)	$(1,754,250)
	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,484	$16,077	11,364	$193,335
Shares issued in reinvestment of dividends	170	1,888	—	—
Shares redeemed	(6,874)	(75,616)	(26,555)	(439,504)
Net decrease	(5,220)	$(57,651)	(15,191)	$(246,169)
	Class B
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,581	$15,315	12,883	$222,538
Shares issued in reinvestment of dividends	61	644	—	—
Shares redeemed	(4,940)	(47,814)	(7,002)	(117,048)
Net increase (decrease)	(3,298)	$(31,855)	5,881	$105,490

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	341	$3,482	820	$14,200
Shares issued in reinvestment of dividends	37	380	—	—
Shares redeemed	(5,282)	(52,316)	(2,718)	(35,577)
Net decrease	(4,904)	$(48,454)	(1,898)	$(21,377)
	Mid-Cap Core
	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	107,638	$2,335,080	180,449	$6,174,956
Shares issued in reinvestment of dividends	39,283	870,348	—	—
Shares redeemed	(414,053)	(8,751,914)	(1,240,754)	(43,198,492)
Net decrease	(267,132)	$(5,546,486)	(1,060,305)	$(37,023,536)
	Advisor Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	35,443	$713,413	47,514	$1,537,515
Shares issued in reinvestment of dividends	862	17,209	—	—
Shares redeemed	(59,076)	(1,182,734)	(137,153)	(4,337,076)
Net decrease	(22,771)	$(452,112)	(89,639)	$(2,799,561)
	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	3,870	$83,919	10,767	$368,349
Shares issued in reinvestment of dividends	89	1,915	—	—
Shares redeemed	(958)	(19,822)	(3,389)	(108,554)
Net increase	3,001	$66,012	7,378	$259,795

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

	Class B
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,403	$30,000	737	$23,555
Shares issued in reinvestment of dividends	6	122	—	—
Shares redeemed	(262)	(5,897)	(2,168)	(74,041)
Net increase (decrease)	1,147	$24,225	(1,431)	$(50,486)
	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of each Class of each Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common Class	4	39%
Advisor Class	5	80%
Class A	4	77%
Class B	5	54%
Class C	5	92%
Mid-Cap Core
Common Class	4	56%
Advisor Class	1	85%
Class A	3	36%
Class B	6	93%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 7. Contingencies

The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse Large Cap Growth Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was the second lowest in the Fund's Expense Group and the Board considered the fee to be reasonable.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Fund's performance was below most of its peers in the Performance Group and Performance Universe for all of the periods reviewed. The Board noted that new investment strategies and portfolio management had gone into effect in December 2006 and that it would continue to monitor steps taken by Credit Suisse to improve performance.

•  Aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee and the relatively small size of the Fund, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse Mid-Cap Core Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was lower than the median of the Fund's Expense Group and the Board considered the fee to be reasonable.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Fund's performance was above the median of both the Performance Group and Performance Universe for the one and two year periods, but was below the median of both the Performance Group and Performance Universe for the three, four, five and ten year periods. The Board noted the recent improvement in performance and the changes in the Fund's investment strategies and portfolio management that had gone into effect on December 1, 2006. The Board determined it would monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  Based on the Contractual Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 6, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2009